Forward Warrant Agreement - Additional Information (Detail) - Forward Warrant Agreement [Member] - Rigetti [Member] - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Derivative liabilities		$ 0.2
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Liabilities
Derivative asset		$ 2.2
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets
Ampere
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Warrants		$ 10.0
Stock issued during period number of warrants issued		1,000,000
Exercise price of warrants		$ 0.0001
Warrants Issued		500,000
Ampere | Share-based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5.0		$ 5.0
Share based compensation arrangement share based payment award options vested and exercisable	500,000
Ampere | Share-based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5.0
Share based compensation arrangement share based payment award options vested and exercisable	500,000